Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 14, 2011
Registrant Name	dei_EntityRegistrantName	GPS Funds I
Central Index Key	dei_EntityCentralIndexKey	0001131042
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 14, 2011
Prospectus Date	rr_ProspectusDate	Jul 31, 2011

GuideMark(SM) Opportunistic Equity Fund (Prospectus Summary): | GuideMark(SM) Opportunistic Equity Fund
GuideMark Opportunistic Equity Fund

GPS FUNDS I

GuideMark Opportunistic Equity Fund

SUPPLEMENT TO THE PROSPECTUS

DATED JULY 31, 2011

The date of this Supplement is October 14, 2011

 Effective October 4, 2011, Marsico Capital Management, LLC (“Marsico”) no longer serves as sub-advisor for the GuideMark Opportunistic Equity Fund (the “Fund”).  All references to Marsico and all other details and descriptions regarding its management of the Fund in the Prospectus are deleted in their entirety.  The portion of the Fund’s assets previously managed by Marsico has been reallocated to the remaining sub-advisors for the Fund:  Diamond Hill Capital Management, Inc., Knightsbridge Asset Management, LLC and Westfield Capital Management Company, L.P.

Please retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
GuideMark(SM) Opportunistic Equity Fund (Prospectus Summary): | GuideMark(SM) Opportunistic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GuideMark Opportunistic Equity Fund
Supplement Text	ck0001131042_SupplementTextBlock

GPS FUNDS I

GuideMark Opportunistic Equity Fund

SUPPLEMENT TO THE PROSPECTUS

DATED JULY 31, 2011

The date of this Supplement is October 14, 2011

 Effective October 4, 2011, Marsico Capital Management, LLC (“Marsico”) no longer serves as sub-advisor for the GuideMark Opportunistic Equity Fund (the “Fund”).  All references to Marsico and all other details and descriptions regarding its management of the Fund in the Prospectus are deleted in their entirety.  The portion of the Fund’s assets previously managed by Marsico has been reallocated to the remaining sub-advisors for the Fund:  Diamond Hill Capital Management, Inc., Knightsbridge Asset Management, LLC and Westfield Capital Management Company, L.P.

Please retain this Supplement with your Prospectus for future reference.

GuideMark(SM) Opportunistic Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOEX
GuideMark(SM) Opportunistic Equity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMOPX